Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	€ 126	€ 126	€ 136
Subordinated loans	2,194	2,085	2,207
Borrowings	9,661	8,524	9,307
Lease liabilities	252	266
Investment contracts for account of policyholders	21,767	21,075	€ 18,594
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	197	191
Subordinated loans	3,695	3,610
Borrowings	10,559	9,410
Lease liabilities	259	278
Other financial liabilities	7,444	7,993
Total financial liabilities (excluding investment/ insurance contracts)	22,154	21,482
Investment contracts	23,804	22,903
Investment contracts for account of policyholders	69,347	58,043
Total investment contracts	93,151	80,946
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	4,993	5,333
Total financial liabilities (excluding investment/ insurance contracts)	4,993	5,333
Investment contracts	17,254	16,699
Investment contracts for account of policyholders	34,756	30,515
Total investment contracts	52,009	47,214
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	9	8
Subordinated loans	108	103
Borrowings	901	1,033
Lease liabilities	37	45
Other financial liabilities	1,749	2,238
Total financial liabilities (excluding investment/ insurance contracts)	2,803	3,427
Investment contracts	2,681	2,458
Investment contracts for account of policyholders	34,571	27,513
Total investment contracts	37,252	29,971
1-5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	113	33
Subordinated loans	377	382
Borrowings	7,651	6,627
Lease liabilities	86	97
Other financial liabilities	325	197
Total financial liabilities (excluding investment/ insurance contracts)	8,551	7,337
Investment contracts	2,114	1,878
Investment contracts for account of policyholders	10	8
Total investment contracts	2,124	1,886
Over 5 through 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	16	91
Subordinated loans	246	283
Borrowings	956	747
Lease liabilities	67	60
Other financial liabilities	154	100
Total financial liabilities (excluding investment/ insurance contracts)	1,439	1,282
Investment contracts	1,101	1,072
Investment contracts for account of policyholders	6	4
Total investment contracts	1,107	1,077
Over 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	60	58
Subordinated loans	2,964	2,842
Borrowings	1,052	1,002
Lease liabilities	70	76
Other financial liabilities	224	126
Total financial liabilities (excluding investment/ insurance contracts)	4,368	4,105
Investment contracts	655	795
Investment contracts for account of policyholders	4	3
Total investment contracts	€ 659	€ 798